Accounts Receivable	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Accounts receivable
4.	Accounts receivable

	As at December 31, 2021	As at December 31, 2020

GST receivable	$ 1,588,641	$ 366,561

Trade accounts receivable	337,247	82,740

Accrued interest receivable	5,394	282
Other receivables	170,560	-

	$ 2,101,842	$ 449,583
Trade accounts receivable is recorded net of an allowance for doubtful accounts of $41,350 (2020 - $39,917).

5.	Accounts receivable

	As at December 31
	2020	2019
Accrued interest receivable	$282	$—
GST receivable	366,561	34,633
Trade accounts receivable	82,740	38,211

	$449,583	$72,844

Trade accounts receivable is recorded net of an allowance for doubtful accounts of $39,917 (2019 – $6,579).